Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2021
Property and Equipment, Net Table [Abstract]
Schedule of property and equipment, net
	December 31, 2021	December 31, 2020
Electronic equipment	$137,523	$137,046
Vehicles	131,894	239,641
Office equipment	24,594	27,215
Leasehold improvements	50,805	49,618
Less: Accumulated depreciation	267,743	388,447
	$77,073	$65,073